Mineral properties, plant and equipment (Detail) - Mineral properties, plant and equipment - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
Exploration and Evaluation [Member]
Cost
Mineral properties, plant and equipment, Beginning	$ 548,900	$ 547,331
Additions	21,785	501
Disposals
Transfers to inventory
Change in reclamation obligation
Impairment Charge
Reversal of impairment
Transfers
Mineral properties, plant and equipment, End	570,685	547,832
Accumulated depreciation
Accumulated depreciation, Beginning
Charge for the period
Disposals
Impairment Charge
Reversal of impairment
Accumulated depreciation, End
Net book value	570,685	547,832
Construction-in-progress [Member]
Cost
Mineral properties, plant and equipment, Beginning	8,310	308
Additions	5,945	6,137
Disposals
Transfers to inventory
Change in reclamation obligation
Impairment Charge
Reversal of impairment
Transfers	(9,334)
Mineral properties, plant and equipment, End	4,921	6,445
Accumulated depreciation
Accumulated depreciation, Beginning
Charge for the period
Disposals
Impairment Charge
Reversal of impairment
Accumulated depreciation, End
Net book value	4,921	6,445
Mineral Properties [Member]
Cost
Mineral properties, plant and equipment, Beginning	36,440	33,865
Additions	2,114	1,778
Disposals
Transfers to inventory
Change in reclamation obligation
Impairment Charge
Reversal of impairment
Transfers
Mineral properties, plant and equipment, End	38,554	35,643
Accumulated depreciation
Accumulated depreciation, Beginning	20,142	17,079
Charge for the period	3,205	2,189
Disposals
Impairment Charge
Reversal of impairment
Accumulated depreciation, End	23,347	19,268
Net book value	15,207	16,375
Plant and Equipment [Member]
Cost
Mineral properties, plant and equipment, Beginning	512,874	535,970
Additions	20,453	4,929
Disposals	(719)
Transfers to inventory		(5,296)
Change in reclamation obligation	(1,630)	(609)
Impairment Charge		(29,621)
Reversal of impairment	13,179
Transfers	9,334
Mineral properties, plant and equipment, End	553,491	505,373
Accumulated depreciation
Accumulated depreciation, Beginning	243,821	205,425
Charge for the period	60,334	40,416
Disposals	(701)
Impairment Charge		(18,703)
Reversal of impairment	8,187
Accumulated depreciation, End	311,641	227,138
Net book value	241,850	278,235
Total [Member]
Cost
Mineral properties, plant and equipment, Beginning	1,106,524	1,117,474
Additions	50,297	13,345
Disposals	(719)
Transfers to inventory		(5,296)
Change in reclamation obligation	(1,630)	(609)
Impairment Charge		(29,621)
Reversal of impairment	13,179
Transfers
Mineral properties, plant and equipment, End	1,167,651	1,095,293
Accumulated depreciation
Accumulated depreciation, Beginning	263,963	222,504
Charge for the period	63,539	42,605
Disposals	(701)
Impairment Charge		(18,703)
Reversal of impairment	8,187
Accumulated depreciation, End	334,988	246,406
Net book value	$ 832,663	$ 848,887